UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 3.4%
Canadian Natural Resources Ltd.	266,100	$9,285,935
Crew Energy, Inc. (a)	278,300	1,738,372
Encana Corp.	76,322	1,422,086
Husky Energy, Inc.	92,900	2,242,854
Paramount Resources Ltd., Class A (a)	24,100	1,009,290

		15,698,537
Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	53,800	3,720,270
Praxair, Inc.	21,900	2,759,181

		6,479,451
Energy Equipment & Services — 18.2%
Cameron International Corp. (a)	155,100	9,236,205
Dresser-Rand Group, Inc. (a)	188,700	15,416,790
Dril-Quip, Inc. (a)	79,700	7,169,015
Ensco PLC, Class A	54,181	2,199,207
Halliburton Co.	266,100	14,672,754
National Oilwell Varco, Inc.	159,001	11,549,832
Noble Corp. PLC	114,400	2,393,248
Rowan Cos. PLC, Class A	78,900	1,914,903
Schlumberger Ltd.	164,415	16,221,184
Seahawk Drilling, Inc.	4,713	6,033
Trican Well Service Ltd.	85,000	761,723
Weatherford International PLC (a)	128,552	2,110,824

		83,651,718
Gold — 0.6%
Eldorado Gold Corp.	490,900	2,683,061
Integrated Oil & Gas — 15.7%
Chevron Corp.	145,091	17,403,666
ConocoPhillips	66,175	4,774,526
Exxon Mobil Corp.	241,490	23,354,498
Hess Corp.	121,900	10,338,339
Marathon Oil Corp.	186,100	6,587,940
Murphy Oil Corp.	60,800	3,246,112
Total SA - ADR	109,700	6,569,933

		72,275,014
Metals & Mining — 5.4%
BHP Billiton Ltd.	110,700	3,311,793
First Quantum Minerals Ltd.	284,011	4,283,915
Franco-Nevada Corp.	75,000	3,510,936
Goldcorp, Inc.	210,982	3,959,247
HudBay Minerals, Inc.	159,100	1,218,254
Newcrest Mining Ltd. (a)	181,800	1,491,050
Newmont Mining Corp.	35,400	664,104
Southern Copper Corp.	154,854	4,456,698
Common Stocks	Shares	Value
Metals & Mining (concluded)
Vale SA - ADR	174,500	$1,760,705

		24,656,702
Oil & Gas Drilling — 2.4%
Helmerich & Payne, Inc.	109,000	9,463,380
Saipem SpA (a)	91,700	1,435,559

		10,898,939
Oil & Gas Equipment & Services — 5.1%
Baker Hughes, Inc.	115,180	6,099,933
FMC Technologies, Inc. (a)	235,000	13,169,400
Technip SA - ADR	225,600	4,099,152

		23,368,485
Oil & Gas Exploration & Production — 24.5%
Anadarko Petroleum Corp.	152,100	13,959,738
Antero Resources Corp. (a)(b)	24,700	1,295,268
Apache Corp.	123,712	9,550,566
Cabot Oil & Gas Corp.	348,700	10,844,570
Carrizo Oil & Gas, Inc. (a)	71,800	3,729,292
Cimarex Energy Co.	53,794	6,114,764
Devon Energy Corp.	212,898	12,773,880
Kosmos Energy Ltd. (a)	198,500	1,852,005
Newfield Exploration Co. (a)	76,000	2,478,360
Noble Energy, Inc.	169,600	9,774,048
Occidental Petroleum Corp.	169,500	15,073,635
Pioneer Natural Resources Co.	64,900	12,269,994
Range Resources Corp.	161,400	11,039,760
Southwestern Energy Co. (a)	56,800	1,846,568

		112,602,448
Oil & Gas Producers — 1.4%
Whiting Petroleum Corp. (a)(b)	107,400	6,577,176
Oil, Gas & Consumable Fuels — 19.3%
Cenovus Energy, Inc.	150,022	3,712,447
CNOOC Ltd. - ADR	14,600	2,283,002
CONSOL Energy, Inc.	71,700	2,638,560
EOG Resources, Inc.	328,880	31,260,044
EQT Corp.	111,700	10,504,268
Legacy Oil + Gas, Inc. (a)(b)	105,353	429,058
LinnCo LLC (b)	74,760	1,791,997
Marathon Petroleum Corp.	86,500	7,862,850
MEG Energy Corp.	49,400	1,192,210
Murphy USA, Inc. (a)	41,175	2,359,328
Peabody Energy Corp.	128,200	1,337,126
Phillips 66	63,537	4,987,654
Suncor Energy, Inc.	420,804	14,942,173
Surge Energy, Inc.	272,700	1,512,244
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (a)(c)	494,024	568,128

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Vaalco Energy, Inc. (a)	218,200	$1,619,044

		89,000,133
Refining, Marketing & Transport — 1.1%
Valero Energy Corp.	104,700	5,244,423
Utilities — 0.6%
The Williams Cos., Inc.	46,700	2,592,317
Total Common Stocks — 99.1%		455,728,404

Investment Companies – 0.3%
Sprott Physical Silver Trust (a)	187,400	1,229,344
Total Long-Term Investments (Cost — $191,674,547) — 99.4%		456,957,748

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	3,667,534	3,667,534
Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	9,814,400	$9,814,400
Total Short-Term Securities (Cost — $13,481,934) — 2.9%		13,481,934
Total Investments (Cost — $205,156,481*) — 102.3%		470,439,682
Liabilities in Excess of Other Assets — (2.3)%		(10,792,415)

Net Assets — 100.0%		$459,647,267

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$205,563,999

Gross unrealized appreciation		$273,459,863
Gross unrealized depreciation		(8,584,180)

Net unrealized appreciation		$264,875,683

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $568,128 and an original cost of $1,679,682, which was 0.01% of its net assets.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,339,592	(672,058)	3,667,534	573
BlackRock Liquidity Series, LLC, Money Market Series	2,180,425	7,633,975	9,814,400	2,381

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ADR	American Depositary Receipts
CAD	Canadian Dollar

2	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Natural Resources Trust

EUR	Euro
USD	U.S. Dollar

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Canadian Independents	$15,698,537	—	—	$15,698,537
Chemicals	6,479,451	—	—	6,479,451
Energy Equipment & Services	112,378,398	$6,033	—	112,384,431
Gold	2,683,061	—	—	2,683,061
Metals & Mining	21,344,909	3,311,793	—	24,656,702
Oil & Gas Drilling	—	1,435,559	—	1,435,559
Oil & Gas Equipment & Services	4,099,152	—	—	4,099,152
Oil & Gas Exploration & Production	3,729,292	—	—	3,729,292
Oil, Gas & Consumable Fuels	282,801,881	1,760,338	—	284,562,219
Investment Companies	1,229,344	—	—	1,229,344
Short-Term Investment Fund	3,667,534	9,814,400	—	13,481,934

Total	$454,111,559	$16,328,123	—	$470,439,682

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2014	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,256	—	—	$1,256
Liabilities:
Collateral on securities loaned at value	—	$(9,814,400)	—	(9,814,400)

Total	$1,256	$(9,814,400)	—	$(9,813,144)

There were no transfers between levels during the period ended October 31, 2014.

4	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 23, 2014